5. ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued interest	$ 0	$ 0	$ 161,583
Accrued payroll expenses	63,812	68,920	20,955
Other accrued liabilities	112,146	49,286	40,165
Total accrued expenses	$ 175,958	$ 118,206	$ 222,703